Organization and business background (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of equity method investments

	Date of	Country of	Percentage of direct	Principal
Entity	incorporation	incorporation	or indirect ownership	activities
Aberfeldy Holdings Limited	August 6, 2024	Republic of Seychelles	Parent	Holding Company
26 Rafael Sdn. Bhd.	April 22, 2022	Malaysia	100%	Data-to-AI, End-to-End Solutions

	Date of	Country of	Percentage of direct	Principal
Entity	incorporation	incorporation	or indirect ownership	activities
Aberfeldy Holdings Limited	August 6, 2024	Republic of Seychelles	Parent	Holding Company
26 Rafael Sdn. Bhd.	April 22, 2022	Malaysia	100%	Data-to-AI, End-to-End Solutions